EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 13:-	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted loss per share:

1.	Numerator:

	Six months ended June 30,
	2023	2022

Numerator for basic and diluted earnings (losses) per share -
Net income (loss) available to holders of ordinary shares	$9,905	$(2,028)

2.	Denominator:

	Six months ended June 30,
	2023	2022

Denominator for basic diluted earnings (losses) per share -
Weighted average number of shares	56,615,714	56,574,296
Add - stock options	6,490	-
Denominator for diluted earnings (losses) per share - adjusted	56,622,204	56,574,296

The total number of potential shares related to the outstanding options excluded from the calculations of diluted earnings (losses) per share, as they would have been anti-dilutive, were 3,821,128 and 3,339,769 for the six months ended June 30, 2023 and 2022, respectively.